American Beacon EAM International Small Cap Fund

Supplement dated February 5, 2025

to the Summary Prospectus

dated March 1, 2024

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC. Accordingly, the following changes are made to the Fund’s Summary Prospectus:

I.	Effective February 4, 2025, the name of the sub-advisor is changed to Global IMC LLC and all references to EAM Global Investors LLC are deleted and replaced with references to Global IMC LLC.

II.	Effective February 24, 2025, the name of the Fund is changed to American Beacon IMC International Small Cap Fund, and all references to the American Beacon EAM International Small Cap Fund are deleted and replaced with American Beacon IMC International Small Cap Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IMC SumPro-020525